Non-controlling Interest in GasLog Partners	6 Months Ended
Jun. 30, 2020
Non-controlling Interest in GasLog Partners
Non-controlling Interest in GasLog Partners

3. Non-controlling Interest in GasLog Partners

The profit allocation to non-controlling interests is based on the distribution policy for available cash stated in the Partnership Agreement as amended after the elimination of the incentive distribution rights (“IDRs”) as of June 30, 2019. Following the IDRs’ elimination, 98% of the available cash is distributed to the common unitholders and 2% is distributed to the general partner. The updated earnings allocation has been applied to the Partnership’s earnings for the three months ended June 30, 2019 and onwards.

	For the three months ended		For the six months ended
Allocation of GasLog Partners’ profit(*)	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Partnership’s profit attributable to:
Common unitholders	11,329	617	23,858	7,063
General partner	232	14	487	155
Paid and accrued preference equity distributions	7,582	7,582	15,164	15,164
Total	19,143	8,213	39,509	22,382
Partnership’s profit allocated to GasLog	3,657	203	7,177	2,330
Partnership’s profit allocated to non-controlling interests	15,486	8,010	32,332	20,052
Total	19,143	8,213	39,509	22,382

* Excludes profits of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019.

Dividends declared attributable to non-controlling interests included in the unaudited condensed consolidated statements of changes in equity represent cash distributions to holders of common and preference units.

In the six months ended June 30, 2020, the board of directors of the Partnership approved and declared cash distributions of $22,158 and $15,164  for the common units and preference units, respectively held by non-controlling interests.